Mobile Financial Services activities - Loans and receivables components (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	€ 2,394	€ 2,517	€ 2,297
Total loans and receivables to credit institutions	778	191	66
Deposits from customers	2,601	1,787	1,796
Debts with financial institutions	215	837	1,009
Deposit certificate	219	325	356
Balances on current accounts from customers [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Deposits from customers	527	680	764
Passbooks and special savings accounts [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Deposits from customers	800	1,010	995
Passbooks and special savings accounts [member] | Operating segments [member] | Orange Bank Operating Segment Member | Caisse des Dpts [Member]
Mobile Financial Services activities
Deposits from customers	38
Term Accounts [member]
Mobile Financial Services activities
Deposits from customers	1,200	40
Term Accounts [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Deposits from customers	1,234	40
Amount collected	1,200
Balances on other deposits from customers [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Deposits from customers	40	57	37
Term borrowings and advances with financial institutions [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Debts with financial institutions	108	700	667
Balances On Other Deposits From Financial Institutions [Member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Debts with financial institutions			11
Securities delivered under repurchase agreements [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Debts with financial institutions	107	137	331
Overdraft [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	763	900	828
French personal loans amount	540
Mortgages [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	883	956	914
Securities lending [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	58	72	86
Installment receivables [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	604	519	422
Current accounts [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	6	28	5
Overnight deposits and loans [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to credit institutions	695	83	2
Loans and receivables [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to credit institutions	38	44	45
Other loans and advances [member] | Operating segments [member] | Orange Bank Operating Segment Member
Mobile Financial Services activities
Total loans and receivables to customers	80	42	42
Total loans and receivables to credit institutions	€ 45	€ 64	€ 19